Commitments and Contingencies (Detail 4) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended													12 Months Ended								12 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2010 Respirator Mask/Asbestos Litigation USD ($) number	Sep. 30, 2010 Respirator Mask/Asbestos Litigation USD ($)	Dec. 31, 2010 Respirator Mask/Asbestos Litigation USD ($) number	Dec. 31, 2009 Respirator Mask/Asbestos Litigation USD ($)	Dec. 31, 2008 Respirator Mask/Asbestos Litigation USD ($)	Dec. 31, 2010 Respirator Mask/Asbestos Litigation Specific Monetary Damages number	Dec. 31, 2010 Respirator Mask/Asbestos Litigation Less than $100,000 specific damages number	Dec. 31, 2010 Respirator Mask/Asbestos Litigation Less than $100,000 specific damages $10 million punitive damages number	Dec. 31, 2010 Respirator Mask/Asbestos Litigation More than $100,000 and less than $3 million specific damages number	Dec. 31, 2010 Respirator Mask/Asbestos Litigation $10 million specific damages number	Dec. 31, 2010 Respirator Mask/Asbestos Litigation $10 million specific damages $10 million punitive damages number	Dec. 31, 2010 Respirator Mask/Asbestos Litigation More than $10 million and less than $50 million specific damages $15 million punitive damages number	Dec. 31, 2010 Respirator Mask/Asbestos Litigation $50 million specific damages $50 million punitive damages number	Dec. 31, 2010 Respirator Mask/Asbestos Litigation - Aearo Technologies USD ($)	Dec. 31, 2010 Respirator Mask/Asbestos litigation - Excluding Aearo Technologies USD ($)	Dec. 31, 2010 Respirator Mask/Asbestos Litigation - State of West Virginia	Dec. 31, 2010 Environmental Matters - Remediation USD ($) years	Dec. 31, 2008 Environmental Matters - Remediation EUR (€)	Dec. 31, 2009 Environmental Matters - Remediation USD ($)	Dec. 31, 2008 Environmental Matters - Remediation USD ($)	Dec. 31, 2010 Environmental Matters - Other USD ($)	Dec. 31, 2009 Environmental Matters - Other USD ($)	Dec. 31, 2008 Environmental Matters - Other USD ($)	Dec. 31, 2010 Environmental Matters - Other Environmental Liabilities years	Dec. 31, 2010 Insurance Disclaimer Action USD ($)	Dec. 31, 2010 Commercial Litigation - Cogent Inc. Delaware Court of Chancery number	Dec. 31, 2010 Commercial Litigation - Cogent Inc. Los Angeles Superior Court number	Dec. 31, 2010 Commercial Litigation - Avery Dennison number	Dec. 31, 2010 Commercial Litigation - Meda AB USD ($)
Loss Contingencies
Number of individual claimants	2,148		2,148	2,510
Number of lawsuits pending	854		854				158	5	98	3	2	1	1
Number of total claims settled and taken to trial			9
Number of total claims settled and tried to verdict			8
Subset of the number of total claims settled and tried to verdict			7
Number of total claims dismissed and being appealed			1
Number of lawsuits pending, specific claims asserted percentage						31.00%
Number of defendants included in typical complaint, low end of range						12
Number of defendants included in typical complaint, high end of range						275
Number of lawsuits pending, specific claims asserted						261
Number of additional defendants																2
Accrued loss contingency reserve	$ 126		$ 126	$ 138	$ 140									$ 32			$ 24		$ 31	$ 31	$ 90	$ 117	$ 137
Liability for asbestos and environmental claims gross-excluding Aearo Inc.															94
Insurance receivables	122		122	143	193												15		15	15					14
Increase in insurance liabilities	14	5	19
Increase in insurance recovery receivable	3	1	4
Payments received in connection with respirator mask/asbestos receivable			25
Number of new lawsuits filed																										3	6
Number of years remediation payments expected to be paid for applicable sites, high end of range																	20							5
The estimated minimum amount the lawsuit seeks to recover																													200
Number of Cogent, Inc. shares held by subsidiary shareholders																										5.8
Litigation settlement fine																		€ 1.97
Number of Avery patents for which 3M seeks a declaratory judgement																												2